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                                                           [LOGO OF MetLife]

METLIFE INVESTORS USA INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

August 14, 2013

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   MetLife Investors USA Insurance Company and
      MetLife Investors USA Separate Account A
      File Nos. 333-137968/811-03365
      (PrimElite IV)
      Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectus Supplements each dated August 12, 2013 to the Prospectus dated April 29, 2013, and the form of Supplement dated August 12, 2013 to the Statement of Additional Information dated April 29, 2013, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the two Prospectus Supplements and the Supplement to the Statement of Additional Information contained in Post-Effective Amendment
No. 15 for the Account filed electronically with the Commission on August 5, 2013.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
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John M. Richards
Corporate Counsel
Metropolitan Life Insurance Company